Subsequent Event	12 Months Ended
Jan. 31, 2015
Subsequent Events [Abstract]
Subsequent events
Subsequent Event
Dividends Declared
On February 19, 2015, the Board of Directors approved the fiscal 2016 annual dividend at $1.96 per share, an increase from the fiscal 2015 dividend of $1.92 per share. For fiscal 2016, the annual dividend will be paid in four quarterly installments of $0.49 per share, according to the following record and payable dates:

Record Date	Payable Date
March 13, 2015	April 6, 2015
May 8, 2015	June 1, 2015
August 7, 2015	September 8, 2015
December 4, 2015	January 4, 2016